Organization, Nature of Business, Going Concern and Management's Plans (Details) (USD $)	9 Months Ended		12 Months Ended		195 Months Ended	203 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Organization, Nature of Business, Going Concern and Management's Plans [Abstract]
Net cash used in operating activities	$ (381,481)	$ (986,424)	$ (1,062,075)	$ (2,423,112)	$ (14,307,979)	$ (14,689,460)